AST BOND PORTFOLIO 2024
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 94.1%
Affiliated Mutual Fund — 88.8%
AST Target Maturity Central Portfolio* (cost $34,117,689)(wd)	3,513,786	$34,505,378

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k) — 5.3%
U.S. Treasury Notes
4.250%	12/31/24	2,050	2,051,681
(cost $2,024,236)

Total Long-Term Investments (cost $36,141,925)				36,557,059

	Shares
Short-Term Investment — 4.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,617,777)(wd)	1,617,777	1,617,777

TOTAL INVESTMENTS—98.3% (cost $37,759,702)		38,174,836

Other assets in excess of liabilities(z) — 1.7%		675,606

Net Assets — 100.0%		$38,850,442

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
117	2 Year U.S. Treasury Notes	Jun. 2023	$24,155,016	$228,900
Short Positions:
85	5 Year U.S. Treasury Notes	Jun. 2023	9,308,164	(169,627)
38	10 Year U.S. Treasury Notes	Jun. 2023	4,367,031	(57,876)
32	10 Year U.S. Ultra Treasury Notes	Jun. 2023	3,876,500	(122,778)
33	20 Year U.S. Treasury Bonds	Jun. 2023	4,328,156	(150,289)
23	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	3,245,875	(102,394)
				(602,964)
				$(374,064)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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